UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359

Hyperion Brookfield Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES —3.3%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B (g)	6.00%		11/25/32	$400	$14,338
Mid-State Trust
Series 2004-1, Class B	8.90		08/15/37	1,615	1,022,897
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B* (e) (f) (g)	7.00		12/27/34	467	47
Series 2003-5, Class A* (e) (f) (g)	7.35		06/27/33	24	2
Series 2003-3, Class A* (f) (g)	7.75		04/27/33	59	6
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B* (a) (c) (f) (g)	6.00/6.50		11/25/33	245	20,538
Series 2004-3, Class B* (c) (f) (g)	6.00/6.50		04/25/34	122	4,877
Total ASSET-BACKED SECURITIES
(Cost—$2,921,158)					1,062,705
COMMERCIAL MORTGAGE-BACKED SECURITIES—65.0%
Commercial Mortgage-Backed Securities—52.0%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class F* (f)	5.36	†	12/10/42	1,889	505,745
Series 2007-2, Class L* (f)	5.37		04/10/49	1,144	47,509
Series 2007-2, Class M* (f)	5.37		04/10/49	525	21,699
Series 2007-2, Class N* (f)	5.37		04/10/49	1,768	54,390
Series 2007-2, Class O* (f)	5.37		04/10/49	672	20,599
Series 2007-2, Class P* (f)	5.37		04/10/49	638	19,556
Series 2007-2, Class Q* (f)	5.37		04/10/49	2,365	71,837
Series 2007-2, Class S* (f)	5.37		04/10/49	8,980	234,977
Series 2006-2, Class J* (f)	5.48		05/10/45	667	36,739
Series 2006-2, Class K* (f)	5.48		05/10/45	1,047	57,275
Series 2006-2, Class L* (f)	5.48		05/10/45	1,202	64,327
Series 2006-2, Class M* (f)	5.48		05/10/45	786	41,750
Series 2006-2, Class N* (f)	5.48		05/10/45	1,571	82,907
Series 2006-2, Class O* (f)	5.48		05/10/45	1,537	62,958
Series 2006-2, Class P* (f)	5.48		05/10/45	8,454	312,126
Series 2007-2, Class K* (f)	5.88	†	04/10/49	2,727	122,019
Series 2002-PB2, Class K* (f)	6.29		06/11/35	1,511	937,430
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L* (f)	4.66		09/11/42	3,777	348,053
Series 2006-PWR13, Class J* (f)	5.26		09/11/41	2,406	200,521
Series 2006-PWR13, Class K* (f)	5.26		09/11/41	302	23,733
Series 2006-PWR13, Class L* (f)	5.26		09/11/41	2,012	101,252
Series 2006-PWR13, Class M* (f)	5.26		09/11/41	1,644	82,024
Series 2006-PWR13, Class N* (f)	5.26		09/11/41	980	38,218
Series 2006-PWR13, Class O* (f)	5.26		09/11/41	1,641	63,709
Series 2006-PWR13, Class P* (f)	5.26		09/11/41	8,203	288,749
Series 2004-PWR5, Class F* (f)	5.48		07/11/42	2,644	707,546
Series 2004-PWR6, Class F* (f)	5.62	†	11/11/41	1,700	298,677
Series 1999-C1, Class J* (e) (f)	5.64		02/14/31	1,173	92,779
Series 2007-PW16, Class AM	5.91	†	06/11/40	4,000	1,840,000
CD 2006 CD2
Series 2006-CD2, Class K* (f)	5.09		01/15/46	1,233	45,927
Series 2006-CD2, Class L* (f)	5.09		01/15/46	881	32,812

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-CD6, Class M* (f)	5.09%		01/15/46	$1,496	$55,221
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G* (f)	5.40	†	07/15/44	3,777	606,144
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L* (f)	5.06		12/10/46	1,667	69,545
Series 2006-C8, Class M* (f)	5.06		12/10/46	1,667	68,398
Series 2006-C8, Class N* (f)	5.06		12/10/46	416	16,984
Series 2007-C9, Class L* (f)	5.24		12/10/49	3,171	124,082
Series 2007-C9, Class M* (f)	5.24		12/10/49	1,244	48,460
Series 2007-C9, Class N* (f)	5.24		12/10/49	1,343	52,316
Series 2007-C9, Class O* (f)	5.24		12/10/49	1,142	44,223
Series 2007-C9, Class P* (f)	5.24		12/10/49	1,926	74,463
Series 2007-C9, Class Q* (f)	5.24		12/10/49	1,154	44,715
Series 2007-C9, Class S* (f)	5.24		12/10/49	8,177	163,544
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J* (f)	4.23		05/15/38	907	$234,274
Series 2004-C3, Class J* (f)	4.78		07/15/36	208	21,459
Series 2006-C1, Class L* (f)	5.24		02/15/39	1,297	90,804
Series 2006-C1, Class M* (f)	5.24		02/15/39	907	47,208
Series 2006-C1, Class N* (f)	5.24		02/15/39	973	49,495
Series 2006-C1, Class O* (f)	5.24		02/15/39	324	16,359
Series 2006-C1, Class P* (f)	5.24		02/15/39	325	12,548
Series 2006-C1, Class Q* (f)	5.24		02/15/39	648	24,907
Series 2006-C1, Class S* (f)	5.24		02/15/39	2,917	100,744
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L* (f)	5.15		09/15/39	471	16,219
Series 2006-C4, Class M* (f)	5.15		09/15/39	759	26,136
Series 2006-C4, Class N* (f)	5.15		09/15/39	1,223	41,960
Series 2006-C4, Class O* (f)	5.15		09/15/39	1,207	36,701
Series 2006-C4, Class P* (f)	5.15		09/15/39	1,817	36,338
Series 2006-C4, Class Q* (f)	5.15		09/15/39	2,412	48,244
Series 2006-C4, Class S* (f)	5.15		09/15/39	12,060	120,595
Series 2007-C5, Class A4	5.70		09/15/40	984	696,492
GS Mortgage Securities Corp II
Series 2006-GG8, Class A4	5.56		11/10/39	1,015	833,781
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class K* (f)	5.08		01/12/37	1,228	184,376
Series 2003-C1, Class L* (f)	5.08		01/12/37	907	34,518
Series 2005-LDP5, Class J* (f)	5.50	†	12/15/44	3,400	498,772
Series 2007-LD11, Class K* (f)	6.01	†	06/15/49	4,154	249,258
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G* (f)	5.32	†	02/15/40	3,238	589,730
Series 2002-C2, Class M* (f)	5.68		07/15/35	680	169,283
Series 2002-C2, Class N* (f)	5.68		07/15/35	1,096	262,740
Series 2001-C7, Class L* (f)	5.87		11/15/33	2,492	808,432
LNR CDO Limited
Series 2007-1A, Class F* (f)	1.89	†	12/26/49	2,833	28,330
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J* (f)	5.70		07/12/34	1,734	443,656

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J* (f)	5.53%	10/15/42	$613	$31,187
Series 2006-IQ11, Class K* (f)	5.53	10/15/42	443	22,322
Series 2006-IQ11, Class L* (f)	5.53	10/15/42	499	24,259
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J* (f)	4.70	04/15/42	943	70,275
Series 2005-C18, Class K* (f)	4.70	04/15/42	1,258	89,516
Series 2005-C18, Class L* (f)	4.70	04/15/42	602	42,254
Series 2005-C18, Class M* (f)	4.70	04/15/42	402	27,767
Series 2005-C18, Class N* (f)	4.70	04/15/42	489	17,178
Series 2002-C2, Class L* (f)	4.94	11/15/34	1,385	302,953
Series 2002-C2, Class M* (f)	4.94	11/15/34	810	163,558
Series 2002-C2, Class N* (f)	4.94	11/15/34	709	142,120
Series 2002-C2, Class O* (f)	4.94	11/15/34	571	108,332
Series 2002-C2, Class P* (f)	4.94	11/15/34	7,588	682,911
Series 2006-C29, Class K* (f)	5.07	11/15/48	1,057	53,316
Series 2006-C29, Class L* (f)	5.07	11/15/48	704	35,247
Series 2006-C29, Class M* (f)	5.07	11/15/48	670	33,290
Series 2006-C29, Class N* (f)	5.07	11/15/48	865	42,260
Series 2006-C29, Class O* (f)	5.07	11/15/48	1,862	90,268
Series 2006-C29, Class P* (f)	5.07	11/15/48	1,894	91,344
Series 2006-C29, Class Q* (f)	5.07	11/15/48	8,525	285,262
Series 2007-C31, Class L* (f)	5.13	04/15/47	2,554	99,094
Series 2007-C31, Class M* (f)	5.13	04/15/47	551	21,265
Series 2007-C31, Class N* (f)	5.13	04/15/47	2,146	82,417
Series 2007-C31, Class O* (f)	5.13	04/15/47	1,243	47,497
Series 2007-C31, Class P* (f)	5.13	04/15/47	1,250	47,517
Series 2007-C31, Class Q* (f)	5.13	04/15/47	1,250	47,281
Series 2007-C31, Class S* (f)	5.13	04/15/47	710	26,739
Series 2007-C31, Class T* (f)	5.13	04/15/47	1,428	53,498
Series 2007-C31, Class U* (f)	5.13	04/15/47	5,718	193,769

Total Commercial Mortgage-Backed Securities
(Cost—$127,892,876)				16,923,993

Loans Receivable Investments—13.0%
PNC Corp. Center B Note* (e)	8.85	03/11/17	2,350	1,583,665
Sheffield Bldg. Mezzanine Loan (e)	15.00	05/09/09	5,911	2,643,424

Total Loans Receivable Investments
(Cost—$8,304,963)				4,227,089
Total COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost—$136,197,839)				21,151,082

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

April 30, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES—5.1%
Subordinated Collateralized Mortgage Obligations—5.1%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00%		03/25/18	$164	$72,567
Series 2003-4, Class B5	5.00		03/25/18	82	28,570
Series 2003-4, Class B6 (e)	5.00		03/25/18	164	19,643
Series 2003-5, Class B4	5.36	†	04/25/33	329	123,686
Series 2003-5, Class B5	5.36	†	04/25/33	219	53,843
Series 2003-5, Class B6 (e)	5.36	†	04/25/33	330	80,064
First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	695	17,366
Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (b) (f)	2.20	†	03/19/35	657	38,091
Series 2005-1, Class B5* (b) (f)	2.20	†	03/19/35	240	601
Series 2005-14, Class B4* (f)	5.48	†	12/19/35	1,679	16,793
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00		04/25/18	101	29,487
Series 2003-S6, Class B2 (e)	5.00		04/25/18	51	11,885
Series 2003-S6, Class B3 (e)	5.00		04/25/18	101	12,373
Resix Financial Limited
Series 2004-A, Class B8* (e) (f)	5.46	†	02/10/36	602	189,814
Series 2005-A, Class B9* (e) (f)	6.21	†	03/10/37	971	127,303
Series 2005-D, Class B9* (f)	8.45	†	12/15/37	2,108	189,747
Series 2005-A, Class B10* (e) (f)	8.96	†	03/10/37	758	93,679
Series 2005-D, Class B10* (f)	9.95	†	12/15/37	1,054	73,790
Series 2005-D, Class B11* (f)	11.95	†	12/15/37	1,406	70,280
Series 2004-A, Class B11* (e) (f)	14.96	†	02/10/36	688	224,891
Washington Mutual
Series 2005-AR2, Class B11* (b) (f)	1.64	†	01/25/45	1,869	9,346
Series 2003-S3, Class CB5	5.42	†	06/25/33	745	93,174
Series 2003-S3, Class CB6	5.42	†	06/25/33	745	37,270
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR4, Class B6	4.57	†	04/25/35	535	5,348
Series 2006-14, Class B4* (f)	6.00		11/25/36	926	20,826
Series 2006-15, Class B5* (f)	6.00		11/25/36	650	14,633

Total Subordinated Collateralized Mortgage Obligations
(Cost—$15,258,652)					1,655,070
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost—$15,258,652)					1,655,070
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%
Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5	5.50		02/25/35	228	4,557
Series 2005-1, Class B6	5.50		02/25/35	92	458
Total Residential Mortgage-Backed Securities
(Cost—$212,978)					5,015
Total RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost—$212,978)					5,015

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

			Shares	Value
PREFERRED SECURITIES—0.3%
Strategic Hotel Capital, Inc.
Series A, 8.50% (REIT)* (f)
(Cost—$719,512)			28,154	$99,420
	Interest Rate	Maturity	Principal Amount (000s)
SHORT TERM INVESTMENTS—15.3%
Federal National Mortgage Association Discount Notes (d)
(Cost—$4,999,883)	0.07%	05/13/09	$5,000	4,999,883
Total Investments—89.0%
(Cost—$160,310,022)				28,973,175
Other Assets in Excess of Liabilities—11.0%				3,592,161
NET ASSETS—100.0%				$32,565,336

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2009, the total value of all such investments was $16,332,069, or 50.1% of net assets.
†	—	Variable Rate Security—Interest rate shown is the rate in effect as of April 30, 2009.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Zero-coupon note—Interest rate represents current yield to maturity.
(e)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of April 30, 2009, the total value of all such securities was $5,079,569, or 15.6% of net assets.
(f)	—	Private Placement.
(g)	—	Investment in subprime security. As of April 30, 2009, the total value of all such investments was $39,808, or 0.1% of net assets.

CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust.

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$—
Level 2—Quoted Prices in Inactive Markets and Other Significant Observable Inputs	5,099,303	—
Level 3—Significant Unobservable Inputs	23,873,872	—

Total	$28,973,175	$—

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of July 31, 2008	$154,713,773	$(4,615,658)
Accrued discounts/premiums	3,093,472	—
Realized loss	(34,231,057)	—
Change in unrealized appreciation (depreciation)	(10,293,905)	4,615,658
Net sales	(88,854,582)	—
Transfers in and/or out of Level 3	(553,829)	—

Balance as of April 30, 2009	$23,873,872	$—

*Other financial instruments include futures and swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at April 30, 2009 was $160,310,022. Net unrealized depreciation was $131,336,847 (gross unrealized appreciation—$173,602; gross unrealized depreciation—$131,510,449).

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement. The Fund had no reverse repurchase agreements outstanding as of April 30, 2009.

The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2009, was approximately $4,802,502 at a weighted average interest rate of 3.14%. The maximum amount of reverse repurchase agreements outstanding at any time during the period ended April 30, 2009 was $31,765,939, which was 18.27% of total assets.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. The Fund had no swaps agreements outstanding as of April 30, 2009.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund had no futures contracts outstanding as of April 30, 2009.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

Designation of Restricted Illiquid Securities

	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48%	05/10/45	06/12/06	$917,872	$64,327	0.2%
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	566,082	41,750	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,069,051	82,907	0.3
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	969,851	62,958	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	3,389,038	312,126	1.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	445,294	21,699	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,326,863	54,390	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	479,205	20,599	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	428,941	19,556	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,268,387	71,837	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,737,740	234,977	0.7
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	210,488	92,779	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class K	5.26	09/11/41	09/13/06	260,067	23,733	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,465,385	101,252	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,074,894	82,024	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class N	5.26	09/11/41	09/13/06	594,005	38,218	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class O	5.26	09/11/41	09/13/06	922,412	63,709	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class P	5.26	09/11/41	09/13/06	2,812,195	288,749	0.9
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	736,474	44,223	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,170,939	74,463	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	435,181	44,715	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	2,761,138	163,544	0.5
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	758,351	49,495	0.2

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24%	02/15/39	03/07/06	$236,958	$16,359	0.1%
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	225,400	12,548	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	403,440	24,907	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,089,057	100,744	0.3
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	656,007	26,136	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	938,682	41,960	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	836,139	36,701	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,171,726	36,338	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,292,698	48,244	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	4,426,295	120,595	0.4
Harborview Mortgage Loan Trust Series 2005-1, Class B5	2.20	03/19/35	02/11/05	190,257	601	0.0
Harborview Mortgage Loan Trust Series 2005-14, Class B4	5.48	12/19/35	12/14/05	1,390,488	16,793	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	364,924	22,322	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	346,709	24,259	0.1
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,393,907	1,583,665	4.9
Resix Financial Limited Series 2005-A, Class B9	6.21	03/10/37	03/09/04	971,473	127,303	0.4
Resix Financial Limited Series 2005-A, Class B10	8.96	03/10/37	03/10/05	757,782	93,679	0.3
Resix Financial Limited Series 2005-D, Class B9	8.45	12/15/37	03/10/05	2,108,296	189,747	0.6
Resix Financial Limited Series 2005-D, Class B10	9.95	12/15/37	12/09/05	1,054,148	73,790	0.2
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	25,965	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	47	0.0
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.00	11/25/33	02/18/04	238,212	20,538	0.1
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	118,141	4,877	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	776,760	163,558	0.5
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	668,319	142,120	0.4
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	508,589	108,332	0.3
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	3,517,688	682,911	2.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	304,868	27,767	0.1

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

April 30, 2009

	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70%	04/15/42	05/04/05- 09/16/05	$354,574	$17,178	0.1%
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	623,362	42,260	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,266,723	90,268	0.3
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,196,540	91,344	0.3
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,595,377	285,262	0.9
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,607,175	82,417	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	884,570	47,497	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	838,234	47,517	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	790,718	47,281	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	300,706	26,739	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	604,587	53,498	0.2
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,138,186	193,769	0.6
Washington Mutual Series 2005-AR2, Class B11	1.64	01/25/45	01/20/05	1,399,804	9,346	0.0
Wells Fargo Mortgage-Backed Securities Trust Series 2006-14, Class B4	6.00	11/25/36	10/11/06	825,304	20,826	0.1
Wells Fargo Mortgage-Backed Securities Trust Series 2006-15, Class B5	6.00	11/25/36	10/11/06	461,323	14,633	0.0

					$6,870,708	21.1%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
Principal Executive Officer

Date: June 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
Principal Executive Officer

Date: June 3, 2009

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: June 3, 2009